MEMBER MANAGEMENT FEES PAYABLE	12 Months Ended
Dec. 31, 2021
Member Management Fee Payable [Abstract]
MEMBER MANAGEMENT FEES PAYABLE
14. MEMBER MANAGEMENT FEES PAYABLE

	As of December 31,
	2020	2021
	RMB	RMB
Member management fees payable	45,841	15,570

The Group engages third party vendors to provide management service in the member’s community, including organizing product launch events, collecting members or Yunji App users’ feedbacks, etc. Member management fees payable represents the Group’s unpaid balance of such service fees to the third party vendors. For the years ended December 31, 2019, 2020 and 2021, member management fees were RMB 876,769, RMB 418,194 and RMB 174,798 , presented in sales and marketing expenses in the Consolidation Statements of Comprehensive (Loss)/Income.